INTANGIBLE ASSETS - Weighted Average Amortization Period Remaining (Details)	3 Months Ended
Mar. 31, 2022
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	9 years
Technology
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	14 years 6 months
Patents, licences and software development
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	9 years